Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events

22. Subsequent events

The Company has evaluated the period after the reporting date and determined that there were no subsequent events or transactions that required recognition or disclosure in the financial statements.